INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF TAXABLE INCOME (LOSS) BEFORE INCOME TAXES

The following table summarizes the taxable income (loss) before income taxes by jurisdiction:

	Six months ended September 30,
	2025	2024
United States	$(405,811)	$(70,281)
Hong Kong	-	-
China	227,286	(341,373)
Total	$(178,525)	$(411,654)

The following table summarizes the taxable income (loss) before income taxes by jurisdiction:

	Years ended March 31,
	2025	2024
United States	$(322,344)	$(135,502)
Hong Kong	-	-
China	(398,065)	(277,469)
Total	$(720,409)	$(412,971)

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE FOR OPERATIONS

The following table summarizes a reconciliation of income tax expense for operations, calculated at the statutory income tax rate to total income tax expense (benefit):

	Six months ended September 30,
	2025	2024
Loss before income taxes	$(178,525)	$(411,654)
U.S. federal tax benefits (21%)	(85,220)	(14,759)
State tax benefit, net of federal benefits	(30,436)	(5,271)
PRC tax expenses (benefits) (25%)	56,821	(85,343)
Hong Kong tax benefits (16.5%)	-	-
Income tax benefits at statutory rate	(58,835)	(105,373)
Foreign tax rate differential	-	-
Change in valuation allowance	75,280	105,373
Other	-	-
Provision for income taxes expenses	$16,445	$-
Effective tax rate	(13.21)%	0%

The following table summarizes a reconciliation of income tax expense for operations, calculated at the statutory income tax rate to total income tax expense (benefit):

	Years ended March 31,
	2025	2024
Loss before income taxes	$(720,409)	$(412,971)
U.S. federal tax benefit (21%)	(67,692)	(28,455)
State tax benefit (7.5%), net of federal benefit	(19,099)	(8,028)
PRC tax benefit (25%)	(99,516)	(69,367)
Hong Kong tax benefit (16.5%)	-	-
Income tax expense (benefits) at statutory rate	(186,307)	(105,851)
Foreign tax rate differential	-	-
Change in valuation allowance	186,307	105,851
Other	-	-
Provision for income taxes	$-	$-
Effective tax rate	0%	0%